Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated January 2, 2008 to the Prospectus dated September 14, 2007 of:

Adviser Class Portfolios

Intermediate Duration Portfolio

International Fixed Income Portfolio

Limited Duration Portfolio

Effective January 2, 2008, all references to Adviser Class shares of the Portfolios are changed to Class P shares.

The Board of Trustees of the Fund also approved a change in the investment minimums for the Class P shares. In connection with this change, the first sentence of the section titled “Purchasing Shares” is hereby deleted and replaced with the following:

Class P shares are available to clients of the Adviser with combined investments of $1,000,000 and corporations or other institutions, such as trusts and foundations with minimum investments of $1,000,000.

In addition, the second sentence in the section titled “Purchasing Shares—Other Purchase Information” is hereby deleted and replaced with the following:

The minimum initial or additional investment in Class P shares will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Trustees of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Please retain this supplement for future reference.

IFTADVCLSPT

Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated January 2, 2008 to the Prospectus dated April 30, 2007 of:

Adviser Class Portfolio

Municipal Portfolio

Effective January 2, 2008, all references to Adviser Class shares of the Portfolio are changed to Class P shares, respectively.

The Board of Trustees of the Fund also approved a change in the investment minimums for the Class P shares. In connection with this change, the first sentence of the section titled “Purchasing Shares” is hereby deleted and replaced with the following:

Class P shares are available to clients of the Adviser with combined investments of $1,000,000 and corporations or other institutions, such as trusts and foundations with minimum investments of $1,000,000.

In addition, the second sentence in the section titled “Purchasing Shares—Other Purchase Information” is hereby deleted and replaced with the following:

The minimum initial or additional investment in Class P shares will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Trustees of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Please retain this supplement for future reference.

IFTMUNISPT

Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated January 2, 2008 to the Prospectus dated January 30, 2007 of:

Advisory Portfolios

Advisory Global Fixed Income Portfolio

Advisory Global Fixed Income Portfolio II

Advisory Portfolio

Effective January 2, 2008, Institutional Class shares of the Portfolios are redesignated Class I shares.

Please retain this supplement for future reference.

FTADVSPT

Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated January 2, 2008 to the Prospectus dated July 6, 2007 of:

Advisory Portfolios

Advisory Portfolio—Series 1

Advisory Portfolio—Series 2

Effective January 2, 2008, Institutional Class shares of the Portfolios are redesignated Class I shares.

Please retain this supplement for future reference.

MSIFADVSPT

Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated January 2, 2008 to the Prospectus dated January 30, 2007 of:

Balanced Portfolio

Effective January 2, 2008, all references to Institutional Class shares and Adviser Class shares of the Portfolio are changed to Class I shares and Class P shares, respectively.

The Board of Trustees of the Fund also approved a change in the investment minimums for the Class P shares. In connection with this change, the first sentence of the third paragraph in the section titled “Purchasing Shares – Share Class Arrangements” is hereby deleted and replaced with the following:

Class P shares are available to clients of the Adviser with combined investments of $1,000,000 and corporations or other institutions, such as trusts and foundations with minimum investments of $1,000,000.

In addition, the second sentence in the section titled “Purchasing Shares – Other Purchase Information” is hereby deleted and replaced with the following:

The minimum initial or additional investment in Class I shares or Class P shares will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Trustees of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I shares or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Please retain this supplement for future reference.

IFTBALSPT2

Statement of Additional Information Supplement

January 2, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated January 2, 2008 to the Statement of Additional Information dated January 30, 2007, as supplemented April 30, 2007, July 6, 2007 and September 14, 2007 of:

Equities Plus Portfolio

Mid Cap Growth Portfolio

U.S. Mid Cap Value Portfolio

U.S. Small Cap Value Portfolio

Value Portfolio

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

High Yield Portfolio

Intermediate Duration Portfolio

International Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

Municipal Portfolio

Advisory Global Fixed Income Portfolio

Advisory Global Fixed Income Portfolio II

Effective January 2, 2008, all references to Institutional Class shares and Adviser Class shares of the Portfolios are changed to Class I shares and Class P shares, respectively.

In addition, the first paragraph in the section titled “Purchase of Shares” is hereby deleted and replaced with the following:

Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders and (iii) to reduce or waive the minimum for initial and additional investments. The minimum initial or additional investment in Class I shares or Class P shares will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I shares or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

The following disclosure is hereby added to the end of the section titled “Purchase of Shares”:

Conversion To a New Share Class. If the value of an account containing shares of a Portfolio falls below the investment minimum for the class of shares held by the account because of shareholder redemption(s) or the failure to meet one of the waiver criteria set forth above, and if the account value remains below such investment minimum, the shares in such account may, at the Adviser’s discretion, convert to another class of shares offered by the Portfolio, if an account meets the minimum investment amount for such class, and will be subject to the shareholder services fee and other features applicable to such shares. Conversion to another class of shares will result in holding a share class with higher fees. The Fund will not convert to another class of shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder. Shareholders will be notified prior to any such conversion.

Advisory Portfolio

Advisory Portfolio—Series 1

Advisory Portfolio—Series 2

Balanced Portfolio

Involuntary Redemption of Shares. If the value of an account falls below the investment minimum for Class H shares or Class P shares (where the applicable Portfolio does not offer Class H shares) or Class I shares (where the applicable Portfolio does not offer Class H shares or Class P shares), because of shareholder redemption(s) or you no longer meet one of the waiver criteria set forth above, and if the account value remains below such investment minimum, the shares in such account may be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified prior to any such redemption.

Please retain this supplement for future reference.

Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated January 2, 2008 to the Prospectus dated January 30, 2007 of:

Fixed Income Portfolios

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

High Yield Portfolio

Intermediate Duration Portfolio

International Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Limited Duration Fixed Income Portfolio

Municipal Portfolio

Effective January 2, 2008, all references to Institutional Class shares and Adviser Class shares of the Portfolios are changed to Class I shares and Class P shares, respectively.

The Board of Trustees of the Fund also approved a change in the investment minimums for the Class P shares. In connection with this change, the first sentence of the third paragraph in the section titled “Purchasing Shares—Share Class Arrangements” is hereby deleted and replaced with the following:

Class P shares are available to clients of the Adviser with combined investments of $1,000,000 and corporations or other institutions, such as trusts and foundations with minimum investments of $1,000,000.

In addition, the second sentence in the section titled “Purchasing Shares—Other Purchase Information” is hereby deleted and replaced with the following:

The minimum initial or additional investment in Class I shares or Class P shares will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Trustees of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I shares or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Please retain this supplement for future reference.

IFTSPT4

Prospectus Supplement

January 2, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated January 2, 2008 to the Prospectus dated January 30, 2007 of:

U.S. Equity Portfolios

Equities Plus Portfolio

Mid Cap Growth Portfolio

U.S. Mid Cap Value Portfolio

U.S. Small Cap Value Portfolio

Value Portfolio

Effective January 2, 2008, all references to Institutional Class shares and Adviser Class shares of the Portfolios are changed to Class I shares and Class P shares, respectively.

The Board of Trustees of the Fund also approved a change in the investment minimums for the Class P shares. In connection with this change, the first sentence of the third paragraph in the section titled “Purchasing Shares—Share Class Arrangements” is hereby deleted and replaced with the following:

Class P shares are available to clients of the Adviser with combined investments of $1,000,000 and corporations or other institutions, such as trusts and foundations with minimum investments of $1,000,000.

In addition, the second sentence in the section titled “Purchasing Shares—Other Purchase Information” is hereby deleted and replaced with the following:

The minimum initial or additional investment in Class I shares or Class P shares will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Trustees of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I shares or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Please retain this supplement for future reference.

IFTEQSPT